Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings
Balance at Dec. 31, 2015	$ 100,262	$ 76	$ 89,071	$ (283)	$ 11,398
Balance, shares at Dec. 31, 2015		30,295,949
Exercise of options	960	$ 2	958
Exercise of options, shares		693,924
Share-based compensation	2,993		2,993
Tax benefit related to exercise of stock options	71		71
Warrants to customers	1,873		1,873
Other comprehensive income/loss	201			201
Net income (loss)	828				828
Balance at Dec. 31, 2016	107,188	$ 78	94,966	(82)	12,226
Balance, shares at Dec. 31, 2016		30,989,873
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $981	35,077	$ 6	35,071
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $981, shares		2,300,000
Exercise of options	2,760	$ 2	2,758
Exercise of options, shares		834,350
Share-based compensation	4,411		4,411
Cumulative effect of a change in accounting principle related to stock-based compensation			69		(69)
Warrants to customers	2,895		2,895
Other comprehensive income/loss	383			383
Net income (loss)	(2,015)				(2,015)
Balance at Dec. 31, 2017	150,699	$ 86	140,170	301	10,142
Balance, shares at Dec. 31, 2017		34,124,223
Exercise of options and vesting of restricted stock units	6,425	$ 3	6,422
Exercise of options and vesting of restricted stock units, shares		940,977
Share-based compensation	5,546		5,546
Warrants to customers	4,576		4,576
Other comprehensive income/loss	(539)			(539)
Net income (loss)	12,429				12,429
Balance at Dec. 31, 2018	$ 179,136	$ 89	$ 156,714	$ (238)	$ 22,571
Balance, shares at Dec. 31, 2018		35,065,200